AMERICAN STOCK EXCHANGE®
Equities Options ETFs

07078937

CERTAMP

RECD S.E.C.
OCT 1 8 2007
1086

Beth A. Kleiman
Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1460
F 212 306 2066
beth.kleiman@amex.com

October 18, 2007 1-083382

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Office of Filings and Information Services
Filer Support #2
Room #2531
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
OCT 3 1 2007
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that the American Stock Exchange, (the "Exchange") received from AB Svensk Exportkredit (Swedish Export Credit Corporation) (the Registrant) a copy of the Company's Registration Statement on Form 8-A for the registration of the following security:

U.S.$250,000,000 ELEMENTSSM Linked to the Rogers International Commodity Index® – Energy Total Return SM due October 24, 2022, Medium-Term Notes, Series D

U.S.$250,000,000 ELEMENTSSM Linked to the Rogers International Commodity Index® – Metals Total Return SM due October 24, 2022, Medium-Term Notes, Series D

U.S.$250,000,000 ELEMENTSSM Linked to the Rogers International Commodity Index® – Agriculture Total Return SM due October 24, 2022, Medium-Term Notes, Series D

U.S.$250,000,000 ELEMENTSSM Linked to the Rogers International Commodity Index® – Total Return SM due October 24, 2022, Medium-Term Notes, Series D

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Beth A. Kleiman

Beth A. Kleiman

END